INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 790,000	$ 940,000
Less Accumulated Amortization	(208,667)	(201,000)
Definite Lived Intangible Assets, Net	581,333	739,000
Total Indefinite Lived Intangible Assets	5,048,500	4,540,000
Total Intangible Assets, Net	5,629,833	5,279,000
Amortization
Amortization Expense	170,167	188,333
Dispensary Licenses
Definite Lived Intangible Assets
Total Indefinite Lived Intangible Assets	5,048,500	4,540,000
Intellectual Property
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets	$ 790,000	$ 940,000